Exhibit 99.11 Schedule 1

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
XX	Doc Type	Full Documentation	No Income Verification	Incoming Value: Full Documentation Audit Value: Audit value pulled from documents located in the loan file for DSCR loan
XX	Doc Type	Full Documentation	No Income Verification	Incoming Value: Full Documentation Audit Value: Audit value pulled from documents located in the loan file for DSCR loan
XX	Doc Type	Full Documentation	No Income Verification	Incoming Value: Full Documentation Audit Value: Audit value pulled from documents located in the loan file for DSCR loan